Loans - Short-term loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					4 Months Ended
	Apr. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥) loan	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Jul. 31, 2018	Apr. 30, 2020 CNY (¥) loan	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Nov. 30, 2017 USD ($)
Short-term Debt [Line Items]
Short-term loans							¥ 789,550	$ 115,307							¥ 249,876
Deposits in restricted cash pledged							187,241	27,345
Banking facility with Shanghai Pudong Development Bank | One-year lending rate of PBOC
Short-term Debt [Line Items]
Reference rate for the variable rate						one-year lending rate of PBOC
Banking facility with China CITIC Bank | One-year lending rate of PBOC
Short-term Debt [Line Items]
Reference rate for the variable rate		one-year lending rate of PBOC
Shanghai OneSmart
Short-term Debt [Line Items]
Short-term loans | €									€ 9,800
Shanghai OneSmart | Banking facility with China Merchants Bank
Short-term Debt [Line Items]
Short-term loan facility amount													¥ 95,000	$ 13,874
Shanghai OneSmart | Banking facility with China Merchants Bank | One-year lending rate of PBOC
Short-term Debt [Line Items]
Reference rate for the variable rate					one-year lending rate of PBOC
Shanghai OneSmart | Banking facility with Shanghai Pudong Development Bank
Short-term Debt [Line Items]
Number of loan agreements						4
Short-term loan facility amount	¥ 400,000					¥ 400,000				$ 58,416						$ 65,718
Short-term loans							200,000	29,208
Deposits | $								32,000
Shanghai OneSmart | Banking facility with China CITIC Bank
Short-term Debt [Line Items]
Number of loan agreements		3
Short-term loan facility amount		¥ 140,000										$ 20,446
Deposits in restricted cash pledged	¥ 40,212					¥ 40,212				$ 5,873
Shanghai OneSmart | Banking facility with China Minsheng Banking Corp., Ltd
Short-term Debt [Line Items]
Percentage of debt instrument variable rate		4.785%
Shanghai OneSmart | Banking facility with China Everbright Bank Co. Ltd
Short-term Debt [Line Items]
Short-term loans							¥ 50,000	$ 7,302
Shanghai OneSmart | Banking facility with China Everbright Bank Co. Ltd | EURIBOR
Short-term Debt [Line Items]
Short-term loan facility amount		¥ 100,000									€ 10,000	14,604
Reference rate for the variable rate	a floating interest rate of EURIBOR+1.7% to finance general working capital purpose
Shanghai OneSmart | Banking facility with Bank of Ningbo Co., Ltd One
Short-term Debt [Line Items]
Proceeds from Short-term Debt			¥ 26,300	$ 3,841
Shanghai OneSmart | Banking facility with Bank of Ningbo Co., Ltd Two
Short-term Debt [Line Items]
Short-term loan facility amount		¥ 24,060										$ 3,514